Investment Objectives and Goals	Jul. 25, 2025
T. Rowe Price Spectrum Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Spectrum Moderate Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income.
T. Rowe Price Spectrum Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth.